Statement of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Operating Expenses
General and Administrative
Other general and administrative expenses	2,964	21,969
Subcontract development services	16,990	26,778
Insurance		2,000
Office rent	5,973	11,200
Telephone and data expense	3,600
Professional fees		48,567
Travel expenses	1,938	2,746
Total operating expenses	31,465	113,260
Net Loss	$ (31,465)	$ (113,260)
Earnings per Share
Basic earnings per share	$ (0.01)	$ (0.03)
Weighted average shares outstanding	4,000,000	4,000,000